Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Sep. 30, 2021
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plants and equipment, Estimated Useful Life	20 years
Minimum [Member] | Equipment for rental business [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plants and equipment, Estimated Useful Life	2 years 6 months
Minimum [Member] | Production line for e-bicycles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plants and equipment, Estimated Useful Life	5 years
Minimum [Member] | Furniture, fixtures and office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plants and equipment, Estimated Useful Life	3 years
Minimum [Member] | Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plants and equipment, Estimated Useful Life	4 years
Maximum [Member] | Equipment for rental business [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plants and equipment, Estimated Useful Life	5 years
Maximum [Member] | Production line for e-bicycles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plants and equipment, Estimated Useful Life	10 years
Maximum [Member] | Furniture, fixtures and office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plants and equipment, Estimated Useful Life	5 years
Maximum [Member] | Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plants and equipment, Estimated Useful Life	10 years